Buffalo High Yield Fund
Schedule of Investments
December 31, 2024 (Unaudited)

CORPORATE BONDS - 60.9%	Par	Value
Communication Services - 3.3%
Diversified Telecommunications - 0.3%
Consolidated Communications, Inc., 6.50%, 10/01/2028 (a)	$2,000,000	$1,929,114

Entertainment - 0.3%
Lions Gate Capital Holdings LLC, 5.50%, 04/15/2029 (a)	2,000,000	1,571,454

Interactive Media & Services - 1.5%
Cars.com, Inc., 6.38%, 11/01/2028 (a)	4,000,000	3,980,389
Getty Images, Inc., 9.75%, 03/01/2027 (a)	4,000,000	3,990,562
Match Group Holdings II LLC, 5.00%, 12/15/2027 (a)	1,000,000	968,004
		8,938,955

Media - 1.2%
Directv Financing LLC, 8.88%, 02/01/2030 (a)	2,000,000	1,970,412
Gray Television, Inc.
10.50%, 07/15/2029 (a)	2,000,000	2,002,116
4.75%, 10/15/2030 (a)	500,000	273,153
5.38%, 11/15/2031 (a)	1,000,000	534,428
Scripps Escrow II, Inc.
3.88%, 01/15/2029 (a)	500,000	368,105
5.38%, 01/15/2031 (a)	2,000,000	1,017,225
Townsquare Media, Inc., 6.88%, 02/01/2026 (a)	1,250,000	1,247,251
		7,412,690
Total Communication Services		19,852,213

Consumer Discretionary - 0.9%
Automobile Components - 0.5%
Patrick Industries, Inc., 4.75%, 05/01/2029 (a)	3,000,000	2,838,267

Diversified Consumer Services - 0.2%
McGraw-Hill Education, Inc., 7.38%, 09/01/2031 (a)	1,100,000	1,127,153

Hotels, Restaurants & Leisure - 0.2%
Six Flags Entertainment Corp., 5.50%, 04/15/2027 (a)	1,500,000	1,491,661
Total Consumer Discretionary		5,457,081

Consumer Staples - 6.1%
Consumer Staples Distribution & Retail - 0.4%
United Natural Foods, Inc., 6.75%, 10/15/2028 (a)	2,500,000	2,466,454

Food & Beverage Wholesalers - 0.9%
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (a)	5,000,000	5,187,305

Food Products - 2.4%
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	3,000,000	2,977,746
4.25%, 08/01/2029 (a)	1,000,000	928,953
Primo Water Holdings, Inc., 4.38%, 04/30/2029 (a)	2,000,000	1,861,716
TreeHouse Foods, Inc., 4.00%, 09/01/2028	4,000,000	3,634,763
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/2031 (a)	5,000,000	4,924,281
		14,327,459

Household Products - 1.9%
Kronos Acquisition Holdings, Inc.
8.25%, 06/30/2031 (a)	3,000,000	2,864,569
10.75%, 06/30/2032 (a)	9,000,000	8,293,315
		11,157,884

Personal Care Products - 0.5%
BellRing Brands, Inc., 7.00%, 03/15/2030 (a)	3,000,000	3,077,238
Total Consumer Staples		36,216,340

Energy - 16.5%
Energy Equipment & Services - 1.9%
Bristow Group, Inc., 6.88%, 03/01/2028 (a)	2,250,000	2,240,362
Enerflex Ltd., 9.00%, 10/15/2027 (a)	2,700,000	2,813,130
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029 (a)	6,000,000	6,402,042
		11,455,534

Oil, Gas & Consumable Fuels - 14.6%
Baytex Energy Corp., 8.50%, 04/30/2030 (a)	2,500,000	2,556,846
California Resources Corp.
7.13%, 02/01/2026 (a)	4,000,000	4,003,838
8.25%, 06/15/2029 (a)	6,000,000	6,090,076
Crescent Energy Finance LLC
9.25%, 02/15/2028 (a)	6,250,000	6,537,744
7.38%, 01/15/2033 (a)	5,000,000	4,860,519
Delek Logistics Partners LP / Delek Logistics Finance Corp.
7.13%, 06/01/2028 (a)	1,000,000	1,000,136
8.63%, 03/15/2029 (a)	3,000,000	3,104,586
Energy Transfer LP
7.13% to 05/15/2030 then 5 yr. CMT Rate + 5.31%, Perpetual	7,350,000	7,394,196
8.00% to 05/15/2029 then 5 yr. CMT Rate + 4.02%, 05/15/2054	1,000,000	1,050,662
Genesis Energy LP / Genesis Energy Finance Corp.
8.88%, 04/15/2030	6,500,000	6,620,415
8.00%, 05/15/2033	500,000	489,781
Greenfire Resources Ltd., 12.00%, 10/01/2028 (a)	2,000,000	2,164,736
Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 02/15/2028 (a)	7,000,000	7,612,108
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031 (a)	3,000,000	2,946,372
Northern Oil & Gas, Inc., 8.13%, 03/01/2028 (a)	9,100,000	9,247,972
Saturn Oil & Gas, Inc., 9.63%, 06/15/2029 (a)	9,504,000	9,248,435
Summit Midstream Holdings LLC, 8.63%, 10/31/2029 (a)	2,100,000	2,180,125
Talos Production, Inc.
9.00%, 02/01/2029 (a)	2,000,000	2,053,771
9.38%, 02/01/2031 (a)	2,000,000	2,040,801
Viper Energy, Inc., 5.38%, 11/01/2027 (a)	1,750,000	1,733,769
W&T Offshore, Inc., 11.75%, 02/01/2026 (a)	4,000,000	4,053,835
		86,990,723
Total Energy		98,446,257

Financials - 11.7%
Capital Markets - 0.4%
StoneX Group, Inc., 7.88%, 03/01/2031 (a)	2,000,000	2,093,726

Consumer Finance - 2.5%
Credit Acceptance Corp., 9.25%, 12/15/2028 (a)	2,000,000	2,117,914
Encore Capital Group, Inc.
9.25%, 04/01/2029 (a)	4,000,000	4,266,604
8.50%, 05/15/2030 (a)	1,250,000	1,316,169
PRA Group, Inc.
8.38%, 02/01/2028 (a)	1,500,000	1,542,934
8.88%, 01/31/2030 (a)	5,750,000	5,962,631
		15,206,252

Financial Services - 6.3%
Burford Capital Global Finance LLC
6.88%, 04/15/2030 (a)	4,500,000	4,524,107
9.25%, 07/01/2031 (a)	7,500,000	7,971,760
CPI CG, Inc., 10.00%, 07/15/2029 (a)	2,000,000	2,148,204
Freedom Mortgage Holdings LLC
9.25%, 02/01/2029 (a)	5,250,000	5,423,025
9.13%, 05/15/2031 (a)	3,000,000	3,096,962
Hightower Holding LLC, 9.13%, 01/31/2030 (a)	4,500,000	4,744,328
NCR Atleos Corp., 9.50%, 04/01/2029 (a)	2,500,000	2,710,667
Provident Funding Associates LP / PFG Finance Corp., 9.75%, 09/15/2029 (a)	7,000,000	7,200,333
		37,819,386

Insurance - 2.5%
Acrisure LLC / Acrisure Finance, Inc., 8.50%, 06/15/2029 (a)	2,000,000	2,093,952
Ardonagh Group Finance Ltd., 8.88%, 02/15/2032 (a)	9,000,000	9,360,522
Jones Deslauriers Insurance Management, Inc., 8.50%, 03/15/2030 (a)	3,000,000	3,172,395
		14,626,869
Total Financials		69,746,233

Health Care - 1.8%
Commercial Services & Supplies - 0.1%
VT Topco, Inc., 8.50%, 08/15/2030 (a)	500,000	530,195

Health Care Providers & Services - 0.6%
Prime Healthcare Services, Inc., 9.38%, 09/01/2029 (a)	4,000,000	3,895,580

Medical Equipment & Devices - 0.2%
Neogen Food Safety Corp., 8.63%, 07/20/2030 (a)	1,100,000	1,185,257

Pharmaceuticals - 0.9%
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 7.88%, 05/15/2034 (a)	1,000,000	1,023,610
Teva Pharmaceutical Finance Netherlands III BV
6.75%, 03/01/2028	4,000,000	4,087,308
7.88%, 09/15/2029	250,000	269,748
		5,380,666
Total Health Care		10,991,698

Industrials - 11.6%
Aerospace & Defense - 0.7%
Spirit AeroSystems, Inc., 9.75%, 11/15/2030 (a)	500,000	553,929
TransDigm, Inc.
5.50%, 11/15/2027	1,000,000	983,454
4.63%, 01/15/2029	1,000,000	937,253
4.88%, 05/01/2029	1,000,000	945,174
6.63%, 03/01/2032 (a)	1,000,000	1,010,276
		4,430,086

Air Freight & Logistics - 0.2%
GN Bondco LLC, 9.50%, 10/15/2031 (a)	1,000,000	1,054,164

Building Products - 1.0%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030 (a)	1,250,000	1,255,779
Builders FirstSource, Inc.
5.00%, 03/01/2030 (a)	4,000,000	3,815,842
4.25%, 02/01/2032 (a)	1,000,000	884,012
		5,955,633

Commercial Services & Supplies - 4.6%
CoreCivic, Inc., 8.25%, 04/15/2029	4,000,000	4,233,609
Deluxe Corp.
8.00%, 06/01/2029 (a)	2,500,000	2,413,756
8.13%, 09/15/2029 (a)	1,000,000	1,015,270
GEO Group, Inc.
8.63%, 04/15/2029	4,000,000	4,228,857
10.25%, 04/15/2031	8,000,000	8,731,194
RR Donnelley & Sons Co., 9.50%, 08/01/2029 (a)	7,000,000	7,116,034
		27,738,720

Construction & Engineering - 0.7%
MasTec, Inc., 6.63%, 08/15/2029 (a)	3,000,000	3,025,635
Pike Corp., 8.63%, 01/31/2031 (a)	1,000,000	1,056,126
		4,081,761

Ground Transportation - 0.7%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.25%, 01/15/2030 (a)	4,000,000	4,129,456

Passenger Airlines - 1.9%
Grupo Aeromexico SAB de CV, 8.63%, 11/15/2031 (a)	6,000,000	5,925,000
OneSky Flight LLC, 8.88%, 12/15/2029 (a)	5,250,000	5,259,686
		11,184,686

Trading Companies & Distributors - 1.8%
Alta Equipment Group, Inc., 9.00%, 06/01/2029 (a)	8,000,000	7,640,088
BlueLinx Holdings, Inc., 6.00%, 11/15/2029 (a)	3,000,000	2,932,657
		10,572,745
Total Industrials		69,147,251

Information Technology - 2.3%
Communications Equipment - 0.3%
VM Consolidated, Inc., 5.50%, 04/15/2029 (a)	2,000,000	1,948,044

Software - 1.4%
Consensus Cloud Solutions, Inc., 6.00%, 10/15/2026 (a)	7,500,000	7,446,698
Dye & Durham Ltd., 8.63%, 04/15/2029 (a)	1,100,000	1,159,156
		8,605,854

Technology Distributors - 0.6%
EquipmentShare.com, Inc.
8.63%, 05/15/2032 (a)	1,800,000	1,883,337
8.00%, 03/15/2033 (a)	1,500,000	1,524,578
		3,407,915
Total Information Technology		13,961,813

Materials - 1.6%
Chemicals - 1.4%
Cerdia Finanz GmbH, 9.38%, 10/03/2031 (a)	6,000,000	6,259,020
Chemours Co., 5.75%, 11/15/2028 (a)	2,000,000	1,859,980
		8,119,000

Construction Materials - 0.0%(b)
Eco Material Technologies, Inc., 7.88%, 01/31/2027 (a)	250,000	255,276

Metals & Mining - 0.2%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/2029 (a)	1,000,000	1,051,720
Total Materials		9,425,996

Real Estate - 4.5%
Hotel & Resort REITs - 0.5%
Service Properties Trust, 8.63%, 11/15/2031 (a)	3,000,000	3,135,405

Industrial REITs - 1.0%
IIP Operating Partnership LP, 5.50%, 05/25/2026	6,250,000	6,096,367

Specialized REITs - 3.0%
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25%, 01/15/2029 (a)	1,000,000	931,244
4.63%, 03/15/2030 (a)	1,000,000	924,920
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 10.50%, 02/15/2028 (a)	15,000,000	16,009,731
		17,865,895
Total Real Estate		27,097,667

Utilities - 0.6%
Independent Power & Renewable Elec Producers - 0.6%
Vistra Corp., 7.00% to 12/15/2026 then 5 yr. CMT Rate + 5.74%, Perpetual (a)	3,500,000	3,523,862
TOTAL CORPORATE BONDS (Cost $360,050,457)		363,866,411

BANK LOANS - 30.4%	Par	Value
Communication Services - 3.6%
Diversified Telecommunications - 0.5%
Consolidated Communications, Inc. First Lien, 8.19% (1 mo. Term SOFR + 3.50%), 10/04/2027	2,928,009	2,903,429

Entertainment - 0.5%
Pretzel Parent T/L B (TAIT) First Lien, 9.07%, 08/14/2031	3,000,000	3,030,000

Interactive Media & Services - 0.3%
Abe Investment Holdings, Inc. First Lien, 8.85% (3 mo. Term SOFR + 4.50%), 02/19/2026	1,685,191	1,683,084

Media - 2.3%
Directv Financing LLC First Lien, 10.21% (3 mo. Term SOFR + 5.25%), 08/02/2029	7,798,753	7,672,647
EW Scripps Co. First Lien, 7.36% (1 mo. Term SOFR + 2.56%), 05/01/2026	942,763	917,661
EW Scripps Co., 7.80% (1 mo. Term SOFR + 3.00%), 01/07/2028	169,688	151,270
Magnite, Inc., 8.32% (1 mo. Term SOFR + 3.75%), 02/06/2031	4,975,031	5,043,438
		13,785,016
Total Communication Services		21,401,529

Consumer Discretionary - 3.7%
Automobile Components - 2.0%
First Brands Group LLC First Lien
9.85% (3 mo. Term SOFR + 5.00%), 03/30/2027	6,889,917	6,472,250
9.85% (3 mo. Term SOFR + 5.00%), 03/30/2027	2,961,630	2,788,878
Wand NewCo 3, Inc. First Lien, 7.83% (1 mo. Term SOFR + 3.25%), 01/30/2031	2,441,628	2,454,667
		11,715,795

Hotels, Restaurants & Leisure - 0.6%
Dave & Buster's, Inc. First Lien, 7.94% (1 mo. Term SOFR + 3.25%), 06/29/2029	3,817,815	3,760,262

Household Durables - 0.3%
AI Aqua Merger Sub, Inc. First Lien, 8.16% (1 mo. Term SOFR + 3.75%), 07/31/2028	1,989,975	1,994,134

Specialty Retail - 0.8%
Victra Holdings LLC First Lien, 9.85% (3 mo. Term SOFR + 5.25%), 03/29/2029	4,875,000	4,945,078
Total Consumer Discretionary		22,415,269

Consumer Staples - 2.3%
Food Products - 0.2%
Aspire Bakeries Holdings LLC First Lien, 8.82% (1 mo. Term SOFR + 4.25%), 12/23/2030	997,487	1,008,709

Household Products - 0.8%
Kronos Acquisition Holdings, Inc. First Lien, 8.58% (3 mo. Term SOFR + 4.00%), 07/08/2031	4,987,500	4,722,539

Personal Care Products - 1.3%
KDC/ONE Development Corp., Inc. First Lien, 9.07% (1 mo. Term SOFR + 4.50%), 08/15/2028	7,482,500	7,542,136
KDC/ONE Development Corp., Inc., 8.31% (1 mo. Term SOFR + 4.00%), 08/15/2028	500,000	503,985
		8,046,121
Total Consumer Staples		13,777,369

Financials - 4.7%
Financial Services - 3.1%
FNZ USA FinCo LLC First Lien, 9.42% (1 mo. Term SOFR + 5.00%), 11/05/2031	6,000,000	5,866,890
NCR Atleos Corp., 8.40% (1 mo. Term SOFR + 3.75%), 04/16/2029	2,400,000	2,415,744
Nexus Buyer LLC, 8.57% (1 mo. Term SOFR + 4.00%), 07/31/2031	9,975,000	10,023,728
		18,306,362

Insurance - 1.6%
Acrisure LLC First Lien, 7.36% (1 mo. Term SOFR + 3.00%), 11/06/2030	3,990,000	4,001,531
Jones Deslauriers Insurance Management, Inc. First Lien, 7.82% (3 mo. Term SOFR + 3.25%), 03/15/2030	3,482,500	3,502,089
TIH Insurance Holdings LLC Second Lien, 9.35% (3 mo. Term SOFR + 4.75%), 05/06/2032	2,105,263	2,160,968
		9,664,588
Total Financials		27,970,950

Health Care - 8.5%
Biotechnology - 2.2%
Endo Finance Holdings, Inc., 8.57% (1 mo. Term SOFR + 4.00%), 04/23/2031	9,975,000	10,059,787
Star Parent, Inc. First Lien, 8.60% (3 mo. Term SOFR + 3.75%), 09/30/2030	2,977,500	2,913,856
		12,973,643

Health Care Equipment & Supplies - 1.7%
Bausch + Lomb Corp. First Lien, 8.57% (1 mo. Term SOFR + 4.00%), 09/29/2028	4,443,750	4,472,923
Embecta Corp., 7.57% (1 mo. Term SOFR + 3.00%), 04/02/2029	5,421,942	5,406,977
		9,879,900

Pharmaceuticals - 4.6%
Amneal Pharmaceuticals LLC, 10.07% (1 mo. Term SOFR + 5.50%), 05/04/2028	26,957,421	27,777,466
Total Health Care		50,631,009

Industrials - 5.0%
Aerospace & Defense - 0.3%
TransDigm, Inc. First Lien, 7.35% (3 mo. Term SOFR + 2.75%), 03/22/2030	1,863,522	1,871,377

Building Products - 1.2%
Trulite Glass & Aluminum Solutions LLC, 11.25% (3 mo. Term SOFR + 6.00%), 03/01/2030	7,359,375	7,350,176

Commercial Services & Supplies - 1.3%
Emerald X, Inc. First Lien, 9.46% (1 mo. Term SOFR + 5.00%), 05/22/2026	3,940,000	3,966,477
GEO Group, Inc., 9.82% (1 mo. Term SOFR + 5.25%), 04/13/2029	3,564,696	3,632,265
		7,598,742

Electrical Equipment - 0.3%
Array Technologies, Inc., 7.70% (1 mo. Term SOFR + 3.25%), 10/14/2027	1,496,920	1,501,291

Energy Equipment & Services - 0.7%
Artera Services LLC First Lien, 9.10% (3 mo. Term SOFR + 4.50%), 02/10/2031	3,970,000	3,942,150

Machinery - 0.4%
Chart Industries, Inc. First Lien, 7.09% (3 mo. Term SOFR + 2.50%), 03/18/2030	2,562,356	2,575,706

Trading Companies & Distributors - 0.8%
Foundation Building Materials, Inc., 8.59% (3 mo. Term SOFR + 4.00%), 01/29/2031	4,974,937	4,909,666
Total Industrials		29,749,108

Information Technology - 0.8%
Application Software - 0.6%
Dye & Durham Corp., 8.70% (3 mo. Term SOFR + 4.25%), 04/14/2031	3,818,571	3,869,473

Software - 0.2%
Inmar, Inc., 9.59% (1 mo. Term SOFR + 5.50%), 05/01/2026	997,500	1,002,019
Total Information Technology		4,871,492

Materials - 1.8%
Chemicals - 1.1%
M2S Group Intermediate Holdings, Inc. First Lien, 9.34% (3 mo. Term SOFR + 4.75%), 08/27/2031	6,839,080	6,616,845

Paper & Forest Products - 0.7%
Verde Operating Company First Lien, 9.10% (1 mo. Term SOFR + 5.00%), 11/29/2030	4,000,000	4,017,500
Total Materials		10,634,345
TOTAL BANK LOANS (Cost $180,002,956)		181,451,071

CONVERTIBLE PREFERRED STOCKS - 1.5%	Shares	Value
Industrials - 1.0%
Aerospacce & Defense - 1.0%
Boeing Co., 6.00%, 10/15/2027	100,000	6,089,000

Utilities - 0.5%
Electric - 0.5%
PG&E Corp., Series A, 6.00%, 12/01/2027	55,000	2,738,450
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,932,172)		8,827,450

CONVERTIBLE BONDS - 1.4%	Par	Value
Consumer Discretionary - 0.9%
Automobile Components - 0.3%
Patrick Industries, Inc., 1.75%, 12/01/2028	1,250,000	1,705,330

Diversified Consumer Services - 0.6%
Stride, Inc., 1.13%, 09/01/2027	1,800,000	3,630,600
Total Consumer Discretionary		5,335,930

Health Care - 0.3%
Biotechnology - 0.3%
Mirum Pharmaceuticals, Inc., 4.00%, 05/01/2029	1,400,000	2,136,750

Industrials - 0.2%
Electrical Equipment - 0.2%
Array Technologies, Inc., 1.00%, 12/01/2028	1,500,000	1,096,875
TOTAL CONVERTIBLE BONDS (Cost $5,841,397)		8,569,555

PREFERRED STOCKS - 0.5%	Shares	Value
Financials - 0.5%
Financial Services - 0.5%
Compass Diversified Holdings	–	$–
Series A, 7.25%, Perpetual	25,000	587,500
Series C, 7.88%, Perpetual	100,000	2,475,000
TOTAL PREFERRED STOCKS (Cost $2,609,923)		3,062,500

SHORT-TERM INVESTMENTS - 4.7%	Shares	Value
Money Market Funds - 4.7%
Fidelity Money Market Government Portfolio - Class I, 4.38% (c)	28,223,927	28,223,927
TOTAL SHORT-TERM INVESTMENTS (Cost $28,223,927)		28,223,927

TOTAL INVESTMENTS - 99.4% (Cost $584,660,832)		594,000,914
Other Assets in Excess of Liabilities - 0.6%		3,812,851
TOTAL NET ASSETS - 100.0%		$597,813,765
two		–%

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CMT - Constant Maturity Treasury
LP Limited Partnership
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $314,163,630 or 52.6% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Buffalo High Yield Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$363,866,411	$–	$363,866,411
Bank Loans	–	181,451,071	–	181,451,071
Convertible Preferred Stocks	8,827,450	–	–	8,827,450
Convertible Bonds	–	8,569,555	–	8,569,555
Preferred Stocks	3,062,500	–	–	3,062,500
Money Market Funds	28,223,927	–	–	28,223,927
Total Investments	$40,113,877	$553,887,037	$–	$594,000,914

Refer to the Schedule of Investments for further disaggregation of investment categories.